UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number: 028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Kotler
Title:    Managing Member
Phone:    (212) 808-2460


Signature, Place and Date of Signing:


/s/ Kevin Kotler            New York, New York                 May 16, 2011
-------------------     ---------------------------      -----------------------
     [Signature]               [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:   $143,215
                                         (thousands)

List of Other Included Managers:

     Form 13F File Number          Name
     --------------------          -------------------------------------
(1)  028-14254                     Broadfin Healthcare Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  -------- ---------------------  ----------  --------  ---------------------
                                                          VALUE    SHS OR     SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------                --------------  ---------  -------- ---------   ---  ----  ----------  --------  --------- ------ ----
AKORN INC                     COM             009728106     354      61,396   SH          DEFINED       1         61,396
ALERE INC                     COM             01449J105   2,740      70,000   SH          DEFINED       1         70,000
ALIGN TECHNOLOGY INC          COM             016255101   4,131     201,703   SH          DEFINED       1        201,703
ALKERMES INC                  COM             01642T108  10,155     784,203   SH          DEFINED       1        784,203
ALPHATEC HOLDINGS INC         COM             02081G102   2,337     865,386   SH          DEFINED       1        865,386
ANACOR PHARMACEUTICALS INC    COM             032420101   3,674     530,975   SH          DEFINED       1        530,975
ARTHROCARE CORP               COM             043136100   4,401     132,000   SH          DEFINED       1        132,000
ATRICURE INC                  COM             04963C209   5,504     483,652   SH          DEFINED       1        483,652
BIOMIMETIC THERAPEUTICS INC   COM             09064X101   2,773     211,514   SH          DEFINED       1        211,514
BIONOVO INC                   COM NEW         090643206     596     894,936   SH          DEFINED       1        894,936
BIOSANTE PHARMACEUTICALS INC  COM NEW         09065V203   4,129   2,085,150   SH          DEFINED       1      2,085,150
CALIPER LIFE SCIENCES INC     COM             130872104     744     110,000   SH          DEFINED       1        110,000
CARDICA INC                   COM             14141R101     537     150,787   SH          DEFINED       1        150,787
COVIDIEN PLC                  SHS             G2554F105   6,233     120,000   SH          DEFINED       1        120,000
CUTERA INC                    COM             232109108     383      44,663   SH          DEFINED       1         44,663
GENOMIC HEALTH INC            COM             37244C101     740      30,100   SH          DEFINED       1         30,100
GIVEN IMAGING                 ORD SHS         M52020100   2,187     110,974   SH          DEFINED       1        110,974
HI-TECH PHARMACAL INC         COM             42840B101   9,896     491,618   SH          DEFINED       1        491,618
HOSPIRA INC                   COM             441060100   6,191     112,147   SH          DEFINED       1        112,147
INSPIRE PHARMACEUTICALS INC   COM             457733103   8,012   2,023,216   SH          DEFINED       1      2,023,216
INTELLIPHARMACEUTICS INTL IN  COM             458173101   1,854     770,000   SH          DEFINED       1        770,000
KINETIC CONCEPTS INC          COM NEW         49460W208   2,765      50,800   SH          DEFINED       1         50,800
LANNET INC                    COM             516012101   3,626     649,780   SH          DEFINED       1        649,780
MAKO SURGICAL CORP            COM             560879108   2,047      84,849   SH          DEFINED       1         84,849
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309   4,187     130,672   SH          DEFINED       1        130,672
MEDTRONIC INC                 COM             585055106   2,005      50,964   SH          DEFINED       1         50,964
PALOMAR MED TECHNOLOGIES INC  COM NEW         697529303     751      50,600   SH          DEFINED       1         50,600
PROGENICS PHARMACEUTICALS IN  COM             743187106   4,320     699,044   SH          DEFINED       1        699,044
QIAGEN N V                    ORD             N72482107   3,015     150,369   SH          DEFINED       1        150,369
QLT INC                       COM             746927102   1,043     150,000   SH          DEFINED       1        150,000
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   4,359     613,148   SH          DEFINED       1        613,148
ROCKWELL MEDICAL TECH         COM             774374102     808      90,000   SH          DEFINED       1         90,000
SANOFI AVENTIS                SPONSORED ADR   80105N105   6,813     193,453   SH          DEFINED       1        193,453
SANTARUS INC                  COM             802817304   8,333   2,436,443   SH          DEFINED       1      2,436,443
SOLTA MED INC                 COM             83438K103     842     255,210   SH          DEFINED       1        255,210
ST JUDE MED INC               COM             790849103   6,703     130,763   SH          DEFINED       1        130,763
STRYKER CORP                  COM             863667101     683      11,229   SH          DEFINED       1         11,229
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209   9,302     185,400   SH          DEFINED       1        185,400
UROPLASTY INC                 COM NEW         917277204   2,498     377,900   SH          DEFINED       1        377,900
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS   929352102   1,546     100,000   SH          DEFINED       1        100,000

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